UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management

October 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--66.7%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
11/4/11	0.40	25,000,000 a	24,956,728
2/6/12	0.44	80,000,000 a	79,906,509
3/29/12	0.35	50,000,000 a	49,985,764
Federal Home Loan Bank:
11/1/10	0.30	180,000,000 a	180,000,000
11/1/10	0.37	400,000,000 a	399,766,500
11/1/10	0.39	197,500,000 a	197,500,000
11/1/10	0.44	500,000,000 a	500,000,000
11/2/10	0.22	225,000,000	225,024,537
11/10/10	0.32	879,000,000	878,989,868
11/10/10	0.32	25,000,000	24,999,707
11/15/10	0.47	50,000,000	50,010,937
11/22/10	0.18	971,250,000 a	971,239,127
12/15/10	0.28	96,492,000	96,458,978
12/22/10	0.25	200,000,000	199,929,167
1/12/11	0.25	125,500,000	125,502,450
1/14/11	0.24	1,000,000,000 a	1,000,000,000
1/15/11	0.20	650,000,000 a	649,768,990
1/18/11	0.42	200,000,000	200,136,184
1/19/11	0.24	518,000,000	517,727,187
1/28/11	0.25	50,000,000	49,999,478
5/24/11	0.27	39,575,000	39,634,632
5/25/11	0.25	560,000,000 a	560,000,000
5/27/11	0.25	500,000,000 a	500,000,000
8/17/11	0.30	500,000,000 a	499,919,996
9/30/11	0.29	250,000,000 a	250,000,000
Federal Home Loan Mortgage Corp.:
11/2/10	0.27	421,000,000 b	420,996,873
11/16/10	0.31	500,000,000 b	499,935,417
11/17/10	0.25	250,000,000 b	249,972,222
11/19/10	0.30	305,810,000 a,b	305,591,874
11/23/10	0.32	352,000,000 b	351,932,240
12/6/10	0.28	300,000,000 b	299,919,792
12/8/10	0.26	150,000,000 b	149,959,917
12/8/10	0.28	150,000,000 b	149,957,604
12/21/10	0.30	200,000,000 b	199,916,667
1/31/11	0.25	94,158,000 b	94,098,497
2/14/11	0.25	199,488,000 b	199,342,540
2/22/11	0.22	990,483,000 b	989,810,045
2/23/11	0.25	485,292,000 b	484,907,811
5/25/11	0.25	250,000,000 b	249,644,097
5/26/11	0.25	520,000,000 b	519,256,111
5/27/11	0.25	190,000,000 b	189,726,875

9/14/11	0.24	150,000,000 b	149,689,604
9/29/11	0.24	250,000,000 b	249,446,667
Federal National Mortgage Association:
11/1/10	0.38	287,445,000 a,b	287,661,458
11/15/10	0.33	550,000,000 b	549,929,417
11/15/10	0.38	137,731,000 b	138,060,016
12/20/10	0.25	250,000,000 b	249,914,931
12/22/10	0.25	218,000,000 b	217,922,792
12/29/10	0.25	376,442,000 b	376,292,993
1/18/11	0.30	250,000,000 b	249,837,500
3/15/11	0.24	245,908,000 b	250,688,867
9/6/11	0.25	250,000,000 b	249,463,542
Straight-A Funding LLC:
11/8/10	0.27	53,262,000 c	53,259,203
11/15/10	0.26	27,353,000 c	27,350,234
11/17/10	0.24	81,101,000 c	81,092,349
11/17/10	0.24	275,000,000 c	274,970,667
12/6/10	0.25	194,146,000 c	194,098,812
1/18/11	0.26	150,000,000 c	149,915,500
1/26/11	0.26	471,131,000 c	470,838,375
Total U.S. Government Agencies
(cost $17,846,858,248)			17,846,858,248

U.S. Treasury Notes--2.6%
8/1/11	0.26	100,000,000	100,540,492
9/30/11	0.27	500,000,000	503,310,840
10/31/11	0.09	100,000,000	100,748,233
Total U.S. Treasury Notes
(cost $704,599,565)			704,599,565

Repurchase Agreements--30.6%
Banc of America Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$600,010,500 (fully collateralized by $118,100,100
U.S. Treasury Bonds, 4.38%-8.13%, due
5/15/21-2/15/38, value $167,392,017, $31,532,000 U.S.
Treasury Inflation Protected Securities, 2%, due
1/15/16, value $38,775,160 and $384,827,600 U.S.
Treasury Notes, 0.88%-4%, due 12/31/10-4/30/14, value
$405,832,828)	0.21	600,000,000	600,000,000
Barclays Capital, Inc.
dated 10/29/10, due 11/1/10 in the amount of
$530,009,717 (fully collateralized by $520,562,300
U.S. Treasury Notes, 1.38%-3.50%, due
9/15/12-5/15/20, value $540,600,187)	0.22	530,000,000	530,000,000
BNP Paribas
dated 10/29/10, due 11/1/10 in the amount of
$1,300,023,833 (fully collateralized by $329,480,600
U.S. Treasury Inflation Protected Securities,
2.13%-3.38%, due 1/15/12-2/15/40, value $422,652,291
and $877,470,400 U.S. Treasury Notes, 0.88%-4.13%,
due 12/31/11-5/15/15, value $903,347,735)	0.22	1,300,000,000	1,300,000,000
Credit Agricole Securities (USA) Inc.
dated 10/29/10, due 11/1/10 in the amount of

$930,016,275 (fully collateralized by $67,564,000
U.S. Treasury Inflation Protected Securities, 3.38%,
due 4/15/32, value $116,296,015 and $804,987,600
U.S. Treasury Notes, 0.38%-2.75%, due 9/30/12-5/31/17,
value $832,303,994)	0.21	930,000,000	930,000,000
Credit Suisse Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$1,200,021,000 (fully collateralized by
$2,143,894,875 U.S. Treasury Strips, due
11/15/10-2/15/40, value $1,224,002,819)	0.21	1,200,000,000	1,200,000,000
Credit Suisse Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$250,005,625 (fully collateralized by $247,040,000
U.S. Treasury Notes, 1.75%, due 4/15/13, value
$255,002,840)	0.27	250,000,000	250,000,000
Deutsche Bank Securities Inc.
dated 10/29/10, due 11/1/10 in the amount of
$1,200,021,000 (fully collateralized by $350,258,000
U.S. Treasury Bills, due 4/28/11, value $349,953,276,
$262,712,200 U.S. Treasury Bonds, 6.25%, due 8/15/23,
value $352,919,103 and $486,106,400 U.S. Treasury
Notes, 2.13%-3%, due 2/28/15-2/28/17, value
$521,127,669)	0.21	1,200,000,000	1,200,000,000
HSBC USA Inc.
dated 10/29/10, due 11/1/10 in the amount of
$400,007,333 (fully collateralized by $97,490,000
U.S. Treasury Bonds, 4.25%, due 5/15/39, value
$102,644,951 and $281,677,000 U.S. Treasury Notes,
3.38%, due 11/15/19, value $305,356,434)	0.22	400,000,000	400,000,000
RBS Securities, Inc.
dated 10/29/10, due 11/1/10 in the amount of
$350,006,417 (fully collateralized by $337,505,000
U.S. Treasury Notes, 2.25%, due 1/31/15, value
$357,003,554)	0.22	350,000,000	350,000,000
Societe Generale
dated 10/29/10, due 11/1/10 in the amount of
$200,003,500 (fully collateralized by $133,967,400
U.S. Treasury Bonds, 4.25%, due 5/15/39, value
$141,051,152, $6,706,900 U.S. Treasury Inflation
Protected Securities, 2%, due 7/15/14, value $8,533,793
and $49,894,100 U.S. Treasury Notes, 3.13%, due
1/31/17, value $54,415,137)	0.21	200,000,000	200,000,000
TD Securities (USA) LLC
dated 10/29/10, due 11/1/10 in the amount of
$1,000,018,333 (fully collateralized by $412,659,600
U.S. Treasury Bills, due 11/26/10-10/20/11, value
$412,442,043, $163,629,000 U.S. Treasury Inflation
Protected Securities, 2.50%-3.63%, due
4/15/28-1/15/29, value $244,328,055 and $353,743,600
U.S. Treasury Notes, 1%-4.88%, due 7/31/11-5/15/12,
value $363,229,976)	0.22	1,000,000,000	1,000,000,000
UBS Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$250,004,583 (fully collateralized by $74,470,000
Federal Home Loan Bank, 0.75%-2%, due
3/28/13-10/28/22, value $74,410,198, $4,987,000
Financing Corp., Strips, due 4/6/12-8/3/18, value
$4,809,557 and $231,866,000 Resolution Funding Corp.,
Strips, 4/15/11-4/15/30, value $175,781,033)	0.22	250,000,000	250,000,000

Total Repurchase Agreements
(cost $8,210,000,000)		8,210,000,000
Total Investments (cost $26,761,457,813)	99.9%	26,761,457,813
Cash and Receivables (Net)	.1%	32,327,285
Net Assets	100.0%	26,793,785,098

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $1,251,525,140 or 4.7% of net assets.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	26,761,457,813
Level 3 - Significant Unobservable Inputs	-
Total	26,761,457,813

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management

October 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--84.8%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
11/5/10	0.31	328,000,000 a	328,001,566
11/23/10	0.25	100,000,000 a	99,943,099
11/27/10	0.27	412,000,000 a	411,993,430
11/29/10	0.15	10,000,000	9,998,833
11/30/10	0.18	60,000,000	59,991,300
12/3/10	0.16	23,500,000	23,496,658
12/15/10	0.32	50,000,000	49,980,444
12/17/10	0.21	25,500,000 a	25,499,676
12/27/10	0.18	25,000,000	24,993,000
1/5/11	0.21	30,000,000 a	29,999,460
3/28/11	0.20	65,000,000	64,946,917
4/5/11	0.21	50,000,000	49,955,868
6/27/11	0.21	50,000,000	49,930,583
7/8/11	0.25	40,000,000	39,930,833
2/6/12	0.44	75,000,000 a	74,912,353
Federal Home Loan Bank:
11/1/10	0.10	271,000,000	271,000,000
11/1/10	0.44	250,000,000 a	250,000,000
11/10/10	0.16	250,000,000	249,990,000
11/10/10	0.28	125,000,000	124,999,831
11/24/10	0.16	200,000,000	199,979,556
11/24/10	0.32	287,000,000	287,031,062
11/26/10	0.32	100,000,000	99,998,777
12/2/10	0.16	100,000,000	99,986,222
12/10/10	0.27	77,715,000	78,084,768
12/17/10	0.25	16,345,000	16,413,976
12/22/10	0.26	200,000,000	199,927,750
1/18/11	0.36	200,000,000	200,161,802
3/11/11	0.21	50,000,000	49,962,083
3/18/11	0.20	80,000,000	79,939,111
3/21/11	0.20	5,000,000	4,996,111
3/23/11	0.22	89,595,000	89,517,251
Total U.S. Government Agencies
(cost $3,645,562,320)			3,645,562,320

U.S. Treasury Bills--11.6%
11/26/10	0.15	100,000,000	99,989,583
12/23/10	0.15	400,000,000	399,912,250
Total U.S. Treasury Bills
(cost $499,901,833)			499,901,833

U.S. Treasury Notes--3.5%
12/31/10

(cost $150,174,194)	0.16	150,000,000	150,174,194
Total Investments (cost $4,295,638,347)		99.9%	4,295,638,347
Cash and Receivables (Net)		.1%	3,177,250
Net Assets		100.0%	4,298,815,597

a Variable rate security--interest rate subject to periodic change.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,295,638,347
Level 3 - Significant Unobservable Inputs	-
Total	4,295,638,347

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)